SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Stock options issued and outstanding and exercisable) (Details)	12 Months Ended
	Dec. 29, 2019 shares $ / shares	Dec. 29, 2019 shares $ / shares	Dec. 30, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	2,219,000	2,219,000
Options exercisable, number (in shares)	990,000	990,000	915,628
$24.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 24.22
$30.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		30.46
$33.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		33.01
$38.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		38.01
$42.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 42.27
$29.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 29.01
CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	1,550,000	1,550,000	1,993,000	2,263,000
Options exercisable, number (in shares)	822,394	822,394
CAD | $24.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	87,000	87,000
Weighted average remaining contractual life of outstanding share options	1 year
Options exercisable, number (in shares)	87,000	87,000
CAD | $30.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	126,000	126,000
Weighted average remaining contractual life of outstanding share options	2 years
Options exercisable, number (in shares)	126,000	126,000
CAD | $33.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	543,000	543,000
Weighted average remaining contractual life of outstanding share options	4 years
Options exercisable, number (in shares)	226,000	226,000
CAD | $38.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	511,000	511,000
Weighted average remaining contractual life of outstanding share options	3 years
Options exercisable, number (in shares)	384,000	384,000
CAD | $42.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	283,000	283,000
Weighted average remaining contractual life of outstanding share options	6 years
Options exercisable, number (in shares)	0	0
CAD | US Total
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options exercisable, number (in shares)	823,000	823,000
USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)			669,000	759,000
Options exercisable, number (in shares)	167,224	167,224	0
USD | $29.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options issued and outstanding, number (in shares)	669,000	669,000
Weighted average remaining contractual life of outstanding share options	5 years
Options exercisable, number (in shares)	167,000	167,000